Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 6 — Intangible Assets, Net

The following table summarizes intangible assets, net:

	Useful Life	December 31,
		2023	2022
Capitalized software development costs	1 – 5 years	$5,011,519	$2,177,053
Purchased technology	1 – 15 years	247,489	28,500
Brand name	10 years	1,377,461	—
Total intangible assets		6,636,469	2,205,553
Less: Accumulated amortization		(3,079,440)	(937,880)
Total intangible assets, net		$3,557,029	$1,267,673

Amortization expense was $2,430,058 and $838,988 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023, estimated future amortization expense is expected as follows:

2024	$788,163
2025	784,548
2026	547,969
2027	378,734
2028	343,254
Thereafter	714,361
$3,557,029